Segment information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segment | segment	2
Impairment charges on real estate assets	€ 8,000,000	€ 43,000,000	€ 123,000,000
Write-off of content assets	0	0	29,000,000
Property and equipment	188,000,000	188,000,000
Luxembourg
Disclosure of operating segments [line items]
Property and equipment	€ 0	0	0
Cost of revenue | Ad-Supported
Disclosure of operating segments [line items]
Impairment charges on real estate assets		€ 14,000,000	6,000,000
Write-off of content assets			29,000,000
Employee severance costs			12,000,000
Contract terminations and other related costs			€ 8,000,000